Inventories - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Inventory Disclosure [Abstract]
Inventory write-down	¥ 8,103	$ 1,272	¥ 22,577	¥ 15,661